Taxation - Income before Income/(Loss) Tax Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income/(Loss) from Domestic and Foreign Components Before Income Tax Expenses [Abstract]
PRC	¥ 3,647,316	$ 523,904	¥ 3,197,471	¥ 2,266,075
Non PRC	53,690	7,712	43,950	(4,534)
Income before income taxes	¥ 3,701,006	$ 531,616	¥ 3,241,421	¥ 2,261,541